Filed Pursuant to Rule 497(e)
1933 Act File No. 333-133691
1940 Act File No. 811-21897

MANAGER DIRECTED PORTFOLIOS

November 22, 2019

EXPLANATORY NOTE

On behalf of Manager Directed Portfolios (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of prospectus for the Marmont Redwood International Equity Fund and Marmont Redwood Emerging Markets Fund (the “Fund” or together the "Funds") filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on November 13, 2019 (Accession Number 0000894189-19-007606). The purpose of this filing is to submit the 497(e) filing in XBRL for the Funds.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE